Filed Pursuant to Rule 497(e)
1933 Act File No. 333-118634
1940 Act File No. 811-21625

Intrepid Capital Management Funds Trust

Intrepid Capital Fund

Institutional Class (ICMVX) / Investor Class (ICMBX)

Intrepid Disciplined Value Fund

Institutional Class (Not Available for Sale) / Investor Class (ICMCX)

Intrepid Select Fund

Institutional Class (Not Available for Sale) / Investor Class (ICMTX)

April 4, 2017

Supplement dated April 4, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information, each dated January 31, 2017

Change in Portfolio Manager

The following change in portfolio manager was effective as of the close of business on March 31, 2017:

•
Gregory Estes ceased acting as a member of the investment team for the Intrepid Capital Fund.  The current investment team, which is responsible for the day-to-day management of the portfolio of the Intrepid Capital Fund, continues to be led by Mark Travis.  Mark Travis has served as a portfolio manager of the Intrepid Capital Fund since its inception in 2005, and is the President of the Adviser.  Jayme Wiggins, CFA®, has served as part of the investment team of the Intrepid Capital Fund from 2005 through 2008, and since 2010 as a Vice President of the Adviser.  Jason Lazarus, CFA®, has served as part of the investment team of the Intrepid Capital Fund since 2008.

•
Mark Travis assumed responsibility for the day-to-day management of the portfolio of the Intrepid Disciplined Value Fund.  Prior to that date, Gregory Estes had responsibility for the portfolio management of the Intrepid Disciplined Value Fund.

•
Jayme Wiggins, CFA®, assumed sole responsibility for the day-to-day management of the portfolio of the Intrepid Select Fund.  Prior to that date, Mr. Wiggins shared portfolio management duties with Gregory Estes.  Mr. Wiggins has managed the Intrepid Select Fund since its inception in 2015, and is a Vice President of the Adviser.

All references to Gregory Estes are hereby deleted from the Summary Prospectus for each of the Intrepid Capital Fund, the Intrepid Disciplined Value Fund and the Intrepid Select Fund, the Statutory Prospectus and the Statement of Additional Information.

If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).

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The date of this Supplement is April 4, 2017.

Please retain this Supplement for future reference.